Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2024 R / €	Jun. 30, 2024 R / $ R / €	Jun. 30, 2023 R / €	Jun. 30, 2023 R / $ R / €	Jun. 30, 2024 R / $	Jun. 30, 2023 R / $
Financial risk management and financial instruments
Average rate	20.24	18.71	18.62	17.77
Closing rate	19.49	19.49	20.55	20.55	18.19	18.83